Related Party Transactions (Details) - Schedule of related party - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
PREPAYMENTS - RELATED PARTIES
Prepayments - related parties, total	$ 359,142	$ 90,429
Due from related parties, current, total	470,076
Accounts payable - related parties, total	260,790	149,658
EQUITY INVESTMENT
Equity investment, total	1,532	1,435
Beijing Taiying [Member]
PREPAYMENTS - RELATED PARTIES
Prepayments - related parties, total	$ 81,192	90,429
Nature of Transaction Associated with the Balance, related party	Prepayment for services
Due from related parties, current, total	$ 229,790
Nature of balance, due from related parties current	Interest-free loan payable on demand
SSHR [Member]
PREPAYMENTS - RELATED PARTIES
Prepayments - related parties, total	$ 277,950
Nature of Transaction Associated with the Balance, related party	Prepayment for services
Accounts payable - related parties, total	$ 242,015	88,994
Nature of balance, accounts payable - related parties	Outstanding unpaid human resource service fee
JSVH [Member]
PREPAYMENTS - RELATED PARTIES
Due from related parties, current, total	$ 240,286
Nature of balance, due from related parties current	A loan bearing annual interest of 4.35%. Loan matures on December 14, 2021.
Due from related party, non-current, total		215,307
Nature of balance, due from related parties non-current	A loan bearing annual interest rate of 4.35%
Accounts payable - related parties, total	$ 18,775	60,664
Nature of balance, accounts payable - related parties	Outstanding unpaid human resource service fee
TWIC [Member]
EQUITY INVESTMENT
Equity investment, total	$ 1,532	$ 1,435
Nature of balance, equity investment	Equity investment (See Note 4)